RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)			6 Months Ended
	Mar. 09, 2023	Oct. 12, 2022	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
[custom:NonConvertiblePromissoryNote]	$ 167,894
Due from related party			$ 0		$ 0
Purchase Agreement [Member]
Payments to Acquire Investments		$ 1,500,000
Purchase Agreement [Member] | Common Class B [Member]
[custom:StockPurchasedShares]		2,623,120
Purchase Agreement [Member] | Private Placement Warrants [Member]
[custom:WarrantsPurchasedShares]		4,298,496
Remote Intelligence [Member]
Loans payable			226,247		226,247
Wildlife Specialists [Member]
Loans payable			135,500		135,500
S P A C [Member]
Loans payable			0		$ 0
Optilan [Member]
Non interest expense directors fees			$ 0	$ 120,000